FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL RISK MANAGEMENT
16.	FINANCIAL RISK MANAGEMENT

1.	Financial risk factors

The Company’s activities and the market in which it operates expose it to a series of financial risks: market risk (including foreign exchange risk, interest rate risk, and commodity price risk), credit risk and liquidity risk.

The Company’s risk management framework establishes that a risk map is determined that measures the potential impact of each of them on the financial situation and results of operations. Based on this, the Executive Officers are responsible for defining the policies, procedures, limits and measures aimed at mitigating the impact of said risks.

The sensitivity analyzes included below are based on the change in one of the factors while all others remain constant. In practice, this is unlikely to happen, and changes in several factors can be correlated, for example, in variations in the interest rate and variations in the foreign currency exchange rate.

Sensitivity analysis only provides limited vision, at one point in time. The actual impact on the Company’s financial instruments could vary significantly with respect to the impact shown in the sensitivity analysis.

2.	Foreign exchange risk

The Company is primarily exposed to the fluctuation of the exchange rate of the U.S. dollar against the Argentine Peso due to the fact that almost its entire financial indebtedness is denominated in U.S. dollars. The exposure to other currencies is not significant.

As regards to the revenue derived from the Natural Gas Transportation segment, the tariffs charged by the Company are currently denominated in Argentine pesos. On the other hand, revenues in US dollars derived from the Liquids Production and Commercialization segment accounted for approximately 87%, 77% and 76% of the segment’s total revenues for the years ended December 31, 2019, 2018 and 2017, respectively. Total revenues denominated in Argentine Pesos accounted for 53%, 59% and 51% for the years ended December 31, 2019, 2018 and 2017, respectively.

TGS’s financial risk management policies are defined with the objective of mitigating the impact that the variation in the exchange rate has on the Company’s position in foreign currency. For this purpose, alternative investment evaluations are regularly carried out to diversify investments in financial instruments portfolio between US dollar-denominated instruments or, although denominated in Argentine pesos, to obtain positive returns in real terms.

Additionally, in the event that it is considered appropriate, the Company contracts derivative financial instruments that allow TGS to hedge the fluctuation of the US dollar over long-term positions in such currency. During the years 2019, 2018 and 2017, the Company did not contract derivative financial instruments to cover this risk.

However, the Company managed to mitigate the impact on the exchange rate variation by placing funds in assets denominated in US dollars. As of December 31, 2019, for mitigating this foreign exchange risk, 88% of the Company’s fund placements are denominated in US dollars.

Considering the net liability financial position described in the table below, the Company estimated that, other factors being constant, a 10% appreciation of the US dollar against the Argentine Peso for the years ended December 31, 2019, 2018 and 2017 would have decreased the Company’s pretax income for the year in approximately Ps. 2,564,896, Ps. 1,138,128, and Ps. 399,846, respectively. A 10% depreciation of the US dollar against the Argentine Peso would have an equal and opposite effect on the pre-tax income. Actual results may differ significantly from these theoretical sensitivity scenarios.

1.2	Interest rate risk

The management of interest rate risk seeks to reduce financial costs and limit the Company’s exposure to an increase in interest rates. Currently, the Company’s exposure to interest rate risk is limited due to the fact that 100% of its outstanding financial indebtedness bears fixed interest rates. The interest rate profile of the Company’s borrowings is set out in Note 13.

The main objective of the Company’s financial investment activities is to obtain the highest return by investing in low risk and high liquidity instruments. The Company maintains a short-term portfolio of cash equivalents and investments made up of investments in mutual funds and deposits in remunerated bank accounts, public and private securities. The risk of these instruments is low given the short-term nature and high liquidity in well-known financial institutions.

As a consequence of the application of IAS 29, maintaining monetary assets generates loss of purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent the loss of purchasing power. This loss of purchasing power is included in the result of the period under gain on the net monetary position. On the contrary, maintaining monetary liabilities generates a gain in purchasing power, which are also included in such line item.

The Company’s risk management policy is defined with the objective of reducing the impact of the loss of purchasing power. During the 2017, 2018 and 2019 fiscal years the Company has maintained a liability monetary position. As a consequence, TGS has recorded a net gain from exposure to inflation in the monetary items.

The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2019 and 2018:

	Financial assets (1)		Financial liabilities (2)
	2019	2018	2019	2018
Fix interest rate	8,650,353	13,114,538	30,184,039	29,138,384
Variable interest rate	1,038,402	22,264	1,021,325	-
Total	9,688,755	13,136,802	31,205,364	29,138,384
(1) Includes mutual funds, Letes, Lebacs and bank accounts. Trade receivables do no bear interests, except for Ps. 8,758 and Ps. 22,264, which bears CER plus a spread of 8% as of December 31, 2019 and 2018, respectively.
(2) Includes loans, issuance expenses and financial leasing

In view of the nature of the Company’s financial assets which bear variable interest, an immediate 100 basis points decrease in the interest rate would not have a significant impact on the total value of the financial assets.

1.3	Commodity price risk

Commercial operations performed by the Company in its Liquids Production and Commercialization segment are affected by a number of factors beyond its control, including changes in the international prices of the products sold, and government regulations on prices, taxes and other charges, among others.

The sale prices of propane and butane (“LPG”) and natural gasoline the Company exports in its Liquids Production and Commercialization segment are referenced to international prices (Mont Belvieu for the LPG and NWE ARA for the natural gasoline). Additionally, approximately 59% of the total sales of propane and butane that are made in the domestic market are made at prices fixed by the Hydrocarbon Resources Secretariat (“SRH” for its acronym in Spanish) based on export parity prices.

These prices have historically been cyclical, reflecting overall economic conditions and changes in capacity within the industry, which may affect the profitability of TGS.

Based on the volume of sales for the years ended December 31, 2019, 2018 and 2017, the Company estimated that, other factors being constant, a decrease of U.S.$50/ton in the international price of LPG and natural gasoline, respectively, would have decreased the Company’s net comprehensive income in its Liquids Production and Commercialization segment in Ps. 1,153,105, Ps.849,161 and Ps. 233,323 respectively. On the other hand, an increase of U.S.$50/ton in the international price would have had the opposite effect.

Derivated financial instruments

On July 23, 2018, TGS entered into an agreement with a recognized financial institution to hedge export prices for propane, butane and natural gasoline (put contracts), in order to offset potential losses that could arise if export prices fall below breakeven prices (those that balance costs). This agreement is valid between October 2018 and April 2020, according to the following monthly short tons:

Period	Propane	Butane	Natural gasoline
October 2018 - April 2019	6,663	4,967	2,976
May 2019 - September 2019	-	-	4,519
October 2019	9,996	7,727	4,630
November 2019 - April 2020	14,438	11,038	6,614

In order to arrange such operation, the Company paid a premium of U.S.$ 3 million, which was classified as a financial asset measured at fair value through profit or loss, being recorded under “Derivative financial instruments”. The Company has not designated those instruments for the application of hedge accounting in accordance with the provisions of IFRS 9.

As of December 31, 2019 and 2018, the balance is Ps. 274,024 and Ps. 335,773, respectively, and is recorded under the item “Derivative Financial instruments”.

1.4	Credit risk

The Company’s exposures to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. These risks may arise in certain agreements in relation to amounts owed for physical product sales, the use of derivative instruments, and the investment of surplus cash balances. This risk mainly results from economic and financial factors or from a possible default of counterparty.

The Company is subject to credit risk arising from outstanding receivables, cash and cash equivalents and deposits with banks and financial institutions, and from the use of derivative financial instruments. The Company’s policy is to manage credit exposure to trading counterparties within defined trading limits.

Trade and Other Receivables

If any of the Company’s customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Company assesses the credit quality of the customer taking into account its financial position, past experience and other factors. The Company may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate.

As of December 31, 2019 and 2018, the balance of current and non-current trade receivables, net of allowances of doubtful accounts are as follows:

	2019	2018
Current trade receivables	6,608,715	4,994,969
Allowances for doubful accounts	(134,956)	(203,860)
Total	6,473,759	4,791,109

The Company, in the normal course of business, renders natural gas transportation services, principally to gas distribution companies, CAMMESA and to Pampa Energía. Significant customers in terms of revenues and trade receivables (net of allowances of doubtful accounts) from natural gas transportation for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	5,849,138	1,459,410	4,957,415	577,764	2,948,056
Camuzzi Gas Pampeana S.A.	4,353,024	729,137	3,682,320	430,212	2,167,208
Naturgy Argentina	3,496,055	567,429	2,971,396	368,782	1,556,829
CAMMESA	1,337,997	206,403	2,057,838	281,896	1,368,671
Pampa Energía	803,610	258,007	676,180	141,040	68,737
Camuzzi Gas del Sur S.A.	1,075,744	150,838	822,176	87,574	477,222

Revenues from Liquids Production and Commercialization customers net of allowances of doubtful accounts) for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	6,338,222	841,338	8,102,817	1,090,359	5,667,118
Petredec	1,003,264	-	1,321,183	-	2,119,267
Geogas Trading S.A.	1,691,910	375,723	1,695,707	-	878,783
Shell Trading (US) Company	-	-	138,246	-	2,192,301
YPF	1,239,102	26,501	729,113	30,968	-
Petrobras Global Trading BV	4,446,241	397,172	2,682,539	211,387	-

Cash and financial placements

The Company is exposed to counterparty credit risk on cash and cash equivalent balances. The Company holds cash on deposit with a number of financial institutions. The Company manages its credit risk exposure by limiting individual deposits to clearly defined limits in various financial institutions. The Company considers that this risk is limited because it has short-term funds policies whose main objective is to obtain an adequate return in terms of market characteristics and minimizing exposure. The Company only deposits with high quality banks and financial institutions with a high credit rating. The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents in the statement of financial position.

Below is a detail of the maturities of the financial assets included in: (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, (iv) other receivables and (v) derivate financial instruments, as of December 31, 2019 and 2018:

December 31, 2019
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	9,650,787	-	21,607
With specified maturity
Overdue
Until 12-31-2018	-	-	144,596
From 01-01-19 to 03-31-19	-	-	1,538
From 04-01-19 to 06-30-19	-	-	4,245
From 07-01-19 to 09-30-19	-	-	343,827
From 10-01-19 to 12-31-19	-	-	791,533
Total overdue	-	-	1,285,739

Non-due
From 01-01-20 to 03-31-20	114,414	1,315,640	5,271,983
From 04-01-20 to 06-30-20	-	796	482,630
From 07-01-20 to 09-30-20	-	775	8,105
From 10-01-20 to 12-31-20	-	773	10,092
During 2021	-	3,043	6,943
During 2022	-	1,911	-
During 2023	-	449	-
During 2024	-	-	-
From 2025 onwards	-	-	-
Total non-due	114,414	1,323,387	5,779,753
Total with specified maturity	114,414	1,323,387	7,065,492
Total	9,765,201	1,323,387	7,087,099
(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2018
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	22,283,431	-	718
With specified maturity
Overdue
Until 12-31-2017	-	-	205,783
From 01-01-18 to 03-31-18	-	-	477
From 04-01-18 to 06-30-18	-	-	6,184
From 07-01-18 to 09-30-18	-	-	17,537
From 10-01-18 to 12-31-18	-	-	823,940
Total overdue	-	-	1,053,921

Non-due
From 01-01-19 to 03-31-19	3,321,706	338,073	4,530,803
From 04-01-19 to 06-30-19	-	2,300	63,313
From 07-01-19 to 09-30-19	-	2,300	-
From 10-01-19 to 12-31-19	-	1,894	-
During 2020	-	5,161	8,505
During 2021	-	4,683	-
During 2022	-	2,940	-
During 2023	-	688	-
From 2024 onwards	-	-	-
Total non-due	3,321,706	358,039	4,602,621
Total with specified maturity	3,321,706	358,039	5,656,542
Total	25,605,137	358,039	5,657,260
(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

1.5	Liquidity risk

This risk implies the difficulties that TGS may have in fulfilling its commercial and financial obligations. To this purpose, the expected flow of funds is regularly monitored.

The Company has funding policies whose main objectives are to meet the financing needs at the lowest cost possible according to market conditions. The main objective of the Company is its financial solvency. Given the current financial market conditions, the Company believes that the availability of resources (including available credit lines) and the positive cash flow from operations are sufficient to meet its current obligations.

Additionally, TGS applies a methodology for analyzing and assigning credit limits to individual financial institutions in order to minimize the associated credit risk. In line with this, the Company invests its liquid funds in certain financial institutions with an appropriate credit rating.

The tables below include a detail of the maturities of the obligations corresponding to financial liabilities corresponding to: trade payables, payroll payables, other payables and loans as of December 31, 2019 and 2018. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result, they do not reconcile to the amounts disclosed on the statement of financial position. These tables are made based on available information at the end of each year and may not reflect the actual amounts in the future. Therefore, the amounts disclosed are provided for illustrative purposes only:

December 31, 2019
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2018	-	130,829	-
From 01-01-19 to 03-31-19	-	311	-
From 04-01-19 to 06-30-19	-	311	-
From 07-01-19 to 09-30-19	-	311	-
From 10-01-19 to 12-31-19	-	311	90,363
Total overdue	-	132,073	90,363

Non-due
From 01-01-20 to 03-31-20	1,027,502	3,745,057	111,994
From 04-01-20 to 06-30-20	1,010,644	32,769	111,994
From 07-01-20 to 09-30-20	-	-	111,994
From 10-01-20 to 12-31-20	1,010,644	-	111,994
During 2021	2,021,288	-	448,037
During 2022	2,021,288	-	448,037
During 2023	2,021,288	-	448,037
During 2024	2,021,288	-	448,037
From 2025 onwards	30,955,641	-	715,686
Total non-due	42,089,583	3,777,826	2,955,810
Total with specified maturity	42,089,583	3,909,899	3,046,173
Total	42,089,583	3,909,899	3,046,173

December 31, 2018
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2017	-	159,366	-
From 01-01-18 to 03-31-18	-	478	-
From 04-01-18 to 06-30-18	-	478	-
From 07-01-18 to 09-30-18	-	478	-
From 10-01-18 to 12-31-18	-	478	87,517
Total overdue	-	161,278	87,517

Non-due
From 01-01-19 to 03-31-19	-	5,157,610	108,450
From 04-01-19 to 06-30-19	978,663	33,442	108,450
From 07-01-19 to 09-30-19	-	-	108,450
From 10-01-19 to 12-31-19	978,663	-	108,450
During 2020	1,957,325	-	433,860
During 2021	1,957,325	-	433,860
During 2022	1,957,325	-	433,860
During 2023	1,957,325	-	433,860
From 2024 onwards	31,933,396	-	1,126,898
Total non-due	41,720,022	5,191,052	3,296,138
Total with specified maturity	41,720,022	5,352,330	3,383,655
Total	41,720,022	5,352,330	3,383,655

Capital risk management

The objective of the Company in capital management are to safeguard the ability to continue as a going concern, achieve an optimal cost of capital structure and support the capital expenditures process in order to provide returns to the shareholders and benefits for other stakeholders.

The Company seeks to maintain a level of cash generation from operating activities, which may allow it to meet all of its commitments.

The Company monitors capital on the basis of the gearing ratio. This ratio is calculated as total financial debt (including current and non-current loans as shown in the consolidated statement of financial position, if applicable) divided by total capital. Total capital is calculated as equity, as shown in the consolidated statement of financial position, plus total debt.

During the year ended December 31, 2019 and 2018, the gearing ratio was as follows:

	2019	2018
Total debt (Note 13)	33,582,804	31,684,940
Total Equity	48,083,469	47,603,906
Total Capital	81,666,273	79,288,846
Gearing Ratio	0.41	0.4

2.	FINANCIAL INSTRUMENTS BY CATEGORY AND HIERARCHY

2.1	Financial instrument categories

Accounting policies for the categorization of financial instruments are explained in Note 4.e. According to the provisions of IFRS 7, IAS 32 and IFRS 9 (IAS 39 as of December 31, 2017), non-financial assets and liabilities such as PPE, investments in associates, inventories, advances from customers, deferred income tax, taxes and social taxes payables and provisions are not included.

The categories of financial assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
	Financial assets at fair value	Financial assets at amortizef cost	Total
CURRENT ASSETS
Trade receivables	-	6,473,759	6,473,759
Other receivables	-	473,216	473,216
Derivative financial instruments	274,024	-	274,024
Other financial assets at amortized cost	-	1,043,960	1,043,960
Cash and cash equivalents	1,029,644	8,735,557	9,765,201
Total current assets	1,303,668	16,726,492	18,030,160

NON-CURRENT ASSETS
Other receivables	-	7,603	7,603
Other financial assets at amortized cost	-	5,403	5,403
Total non-current assets	-	13,006	13,006
Total assets	1,303,668	16,739,498	18,043,166

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	4,113,571	4,113,571
Loans	-	1,722,087	1,722,087
Payroll and social security taxes payables	-	533,497	533,497
Other payables	-	287,659	287,659

NON-CURRENT LIABILITIES
Loans	-	31,860,717	31,860,717
Total non-current liabilities	-	31,860,717	31,860,717
Total liabilities	-	38,517,531	38,517,531

	2018
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	4,791,109	4,791,109
Other receivables	-	652,771	652,771
Derivative financial instruments	335,773	-	335,773
Other financial assets at amortized cost	-	8,790	8,790
Cash and cash equivalents	3,324,575	22,280,562	25,605,137
Total current assets	3,660,348	27,733,232	31,393,580

NON-CURRENT ASSETS
Other receivables	-	9,521	9,521
Other financial assets at amortized cost	-	13,476	13,476
Total non-current assets	-	22,997	22,997
Total assets	3,660,348	27,756,229	31,416,577

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	4,756,554	4,756,554
Loans	-	681,225	681,225
Payroll and social security taxes payables	-	475,882	475,882
Other payables	-	124,103	124,103
Total current liabilities	-	6,037,764	6,037,764

NON-CURRENT LIABILITIES
Loans	-	31,003,715	31,003,715
Total non-current liabilities	-	31,003,715	31,003,715
Total liabilities	-	37,041,479	37,041,479

2.2	Fair value measurement hierarchy and estimates

According to IFRS 13, the fair value hierarchy introduces three levels of inputs. These levels are:

•
Level 1: includes financial assets and liabilities whose fair values are estimated using quoted prices (unadjusted) in active markets for identical assets and liabilities. The instruments included in this level primarily include balances in mutual funds and public or private bonds listed on the BYMA. The mutual funds mainly carry out their placements in bonds issued by the Central Bank of the Argentine Republic (“BCRA”).

•
Level 2: includes financial assets and liabilities whose fair value is estimated using different assumptions quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (for example, derived from prices). Within this level, the Company includes those derivate financial instruments for which it was not able to find an active market.

•	Level 3: includes financial instruments for which the assumptions used in estimating fair value are not based on observable market information.

During 2019 and 2018, there were neither transfers between the different hierarchies of fair values nor reclassifications between financial instruments categories.

The table below shows different assets and liabilities at their fair value classified by hierarchy as of December 31, 2019 and 2018:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	1,029,644	-	-	1,029,644
Derivative financial instruments	-	274,024	-	274,024
Total	1,029,644	274,024	-	1,303,668

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	3,324,575	-	-	3,324,575
Derivative financial instruments	-	335,773	-	335,773
Total	3,324,575	335,773	-	3,660,348

The fair value of the financial assets and liabilities is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of December 31, 2019, the carrying amount of certain financial instruments used by the Company including cash, cash equivalents, other investments, receivables, payables and short-term loans are representative of fair value because of the short-term nature of these instruments.

The following table reflects the carrying amount and estimated fair value of the 2018 Notes as of December 31, 2019, based on their quoted market price:

	As of December 31, 2019
	Carrying amount	Fair value
2018 Notes	30,184,039	26,266,856